ORGANIZATION AND NATURE OF OPERATIONS - Going concern basis of accounting (Details) ₫ in Millions	12 Months Ended
	Dec. 31, 2023 VND (₫)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)	Dec. 31, 2021 VND (₫)	Dec. 31, 2023 USD ($)
ORGANIZATION AND NATURE OF OPERATIONS
Net losses	₫ (57,471,671)	$ (2,408,098,177)	₫ (49,848,870)	₫ (32,218,961)
Accumulated losses	(184,588,076)		(127,188,455)		$ (7,734,353,306)
Net current liability position	89,754,100				3,760,800,000
Cash and cash equivalents	₫ 4,002,272		₫ 4,271,442	₫ 3,024,916	$ 167,697,645